Fair Value Measurements - Schedule of Fair Value and Carrying Value of Our 2016 Notes, 2019 Notes and Term Loans (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Senior unsecured notes due 2016 [Member] | Reported Value Measurement [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Financial instrument fair value, notes payable	$ 392,767	$ 389,321	$ 385,000
Senior unsecured notes due 2016 [Member] | Portion at Fair Value Measurement [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Financial instrument fair value, notes payable	433,000	448,320	429,000
Senior secured notes due 2019 [Member] | Reported Value Measurement [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Financial instrument fair value, notes payable	480,779	799,823	802,000
Senior secured notes due 2019 [Member] | Portion at Fair Value Measurement [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Financial instrument fair value, notes payable	520,500	886,000	854,000
Term Loan B [Member] | Reported Value Measurement [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Financial instrument fair value, notes payable	1,736,119	1,747,378	1,802,000
Term Loan B [Member] | Portion at Fair Value Measurement [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Financial instrument fair value, notes payable	1,722,138	1,777,107	1,812,000
Term Loan B Incremental Term Loan Facility [Member] | Reported Value Measurement [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Financial instrument fair value, notes payable	346,500	349,125
Term Loan B Incremental Term Loan Facility [Member] | Portion at Fair Value Measurement [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Financial instrument fair value, notes payable	342,602	349,334
Term Loan C [Member] | Reported Value Measurement [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Financial instrument fair value, notes payable	49,061	360,477
Term Loan C [Member] | Portion at Fair Value Measurement [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Financial instrument fair value, notes payable	49,189	363,056
$350 million Incremental Term Facility [Member] | Reported Value Measurement [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Financial instrument fair value, notes payable			371,000
$350 million Incremental Term Facility [Member] | Portion at Fair Value Measurement [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Financial instrument fair value, notes payable			$ 380,000